Taxes on Income (Details Narrative) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Federal corporate tax rate	21.00%
Income tax rate description	Upon the fulfilling of certain conditions stipulated by the above law, is a two-year exemption and five to eight years of a reduced tax rate of 10% to 23% from tax on income derived from beneficiary activities in facilities in Israel. The two-year exemption starts only when the Company starts to pay taxes after using all tax offsetting losses. The tax benefit period is twelve years from the year of election, which means that after a year of election, the two-year exemption and eight years of reduced tax rate can only be used within the next twelve years. The Company elected the year 2007, as a year of election and 2011 as an additional year of election.
Tax rate on income of beneficiary enterprises	20.00%
Net carry forward tax loss	$ 82,000
Net loss carryforwards percentage	80.00%
Israel Tax Authority [Member]
Federal corporate tax rate		23.00%
Revised tax rate on income of preferred enterprises		10.00%
Tax rate on income of beneficiary enterprises		23.00%
Net carry forward tax loss	$ 43,000
Israel Tax Authority [Member] | 2019 and Thereafter [Member]
Federal corporate tax rate		23.00%
Israel Tax Authority [Member] | Arising Before January 1, 2018 [Member]
Net carry forward tax loss	$ 36,000
Operating loss carryforwards expiration description	Expires until 2037
Israel Tax Authority [Member] | Limited [Member]
Net carry forward tax loss	$ 7,000
Germany [Member]
Federal corporate tax rate	15.825%
Corporate trade tax rate	17.15%